GENERAL INFORMATION	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Organization, Consolidation and Presentation of Financial Statements [Abstract]
GENERAL INFORMATION

NOTE 1 — GENERAL INFORMATION

SAExploration Holdings, Inc. and its subsidiaries (collectively, the “Corporation”) is a geophysical seismic services company offering a full range of seismic data acquisition services including program design, planning and permitting, camp services, survey, drilling, recording, reclamation and in-field processing. The Corporation’s services include the acquisition of 2D, 3D,  time-lapse 4D and multi-component seismic data on land, in transition zones between land and water and in shallow water, as well as seismic data field processing. The Corporation’s customers include national oil companies, major international oil companies and independent oil and gas exploration and production companies in North America, South America and Southeast Asia. Seismic data is used by the Corporation’s customers to identify and analyze drilling prospects and maximize successful drilling.

The Corporation was initially formed on February 2, 2011 under the name Trio Merger Corp. (the Corporation, prior to the Merger described below, “Former Trio”) as a blank check company in order to effect a merger, capital stock exchange, asset acquisition or other similar business combination with one or more business entities.  On December 10, 2012, the Corporation entered into an Agreement and Plan of Reorganization, as amended by a First Amendment to Agreement and Plan of Reorganization dated as of May 23, 2013 (the “ Merger Agreement”), with Trio Merger Sub, Inc. (“Merger Sub”), the entity formerly known as SAExploration Holdings, Inc. (“Former SAE”), and CLCH, LLC (“CLCH”), which contemplated Former SAE merging with and into Merger Sub with Merger Sub surviving as a wholly-owned subsidiary of the Corporation (the “Merger”). On June 24, 2013, the parties consummated the Merger (the “Closing”).

The Merger was accounted for as a reverse acquisition in accordance with GAAP. Under this method of accounting, Former Trio was treated as the “acquired” company for financial reporting purposes. This determination was primarily based on Former SAE comprising the ongoing operations of the combined entity, Former SAE senior management comprising the senior management of the combined company, and the Former SAE common stockholders having a majority of the voting power of the combined entity. In accordance with guidance applicable to these circumstances, the Merger was considered to be a capital transaction in substance. Accordingly, for accounting purposes, the Merger was treated as the equivalent of Former SAE issuing stock for Former Trio’s net assets, accompanied by a recapitalization. Former Trio’s net assets were stated at fair value, with no goodwill or other intangible assets recorded. Operations prior to the Merger are those of Former SAE. The equity structure after the Merger reflects Former Trio’s equity structure.

NOTE 1 — GENERAL INFORMATION

SAExploration Holdings, Inc. and subsidiaries(collectively, “the Corporation”) is a geophysical seismic services company offering a full range of seismic data acquisition services including program design, planning and permitting, camp services, survey, drilling, recording, reclamation and in-field processing. The Corporation’s services include the acquisition of 2D, 3D and time-lapse 4D seismic data on land, in transition zones between land and water and in shallow water, as well as seismic data field processing. The Corporation’s customers include national oil companies, major international oil companies and independent oil and gas exploration and production companies in North America, South America and Southeast Asia. Seismic data is used by the Corporation’s customers to identify and analyze drilling prospects and maximize successful drilling.

South American Exploration, LLC was formed on June 6, 2006. On August 5, 2011, South American Exploration, LLC completed a corporate conversion and established SAExploration, Inc., a Delaware corporation. As a result of this conversion, the former member units of the limited liability company were exchanged for equivalent shares of the new corporation. On October, 15, 2012 as part of a corporate restructuring, SAExploration Holdings, Inc. was formed and became the parent company for SAExploration, Inc. and its subsidiaries on November 26, 2012. The corporate restructurings did not have an impact on the results of operations.

The Corporation’s principal headquarters is located in Calgary, Alberta, Canada. The Corporation also has offices in Peru, Colombia, Papua New Guinea, Brazil, Bolivia, New Zealand, and Alaska. The Corporation’s operations are conducted through wholly-owned subsidiaries or branches. The branch in Peru is named South American Exploration S.A. (Sucursal del Peru), the branch in Colombia is South American Exploration, S.A. (Sucursal Colombiana), and the operations in Papua New Guinea are conducted through a Singapore subsidiary, Southeast Asian Exploration Pte. Ltd., the operations in Alaska are conducted through a subsidiary named NES, LLC (“NES”) and the operations in Canada are conducted through S.A. Exploration (Canada) Ltd., a wholly-owned subsidiary of 1623753 Alberta Ltd., which is wholly-owned by the Corporation. The branches in Brazil, Bolivia, and New Zealand are unincorporated divisions treated as branch offices.

On October 31, 2011, the Corporation acquired 100% of the membership interests in NES, whose sole member is a stockholder of the Corporation. The acquisition of NES was a common control merger and therefore, the operating results of NES have been consolidated into the Corporation’s financial statements from January 1, 2011. There were minimal operations of NES prior to January 1, 2011.